Note 7 - Income Taxes - Provision for Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Statutory federal income tax rate			$ (794,343)	$ (177,562)
State income taxes, net of federal tax benefits			(114,864)	(79,257)
Stock Based Compensation				27,940
Foreign Rate Differential			(45)
Warrant Expense			227,651
Beneficial conversion feature related to notes			201,953
Other Permanent Differences			19,204	473
Valuation allowance			461,244	229,206
Income Tax Expense (Benefit), Total	$ 800	$ 800	$ 800	$ 800